Operating segments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [Abstract]
Segment information
(a)	Segment information

The general descriptions for operating segments are as follows:

Segment	Description
Banking	The banking segment offers commercial banking services such as lending to and receiving deposits from corporations and individuals and also includes securities investing and trading and derivatives trading primarily through domestic and overseas bank branches and subsidiaries.

Credit card	The credit card segment primarily consists of the credit card business of Shinhan Card, including its installment finance and automobile leasing businesses.

Securities	Securities segment comprise securities trading, underwriting and brokerage services.

Life insurance	Life insurance segment consists of life insurance services provided by Shinhan Life Insurance.

Others	Leasing, assets management and other businesses

Information of income and expense for each operating segment
(b)	The following tables provide information of income and expense for each operating segment for the years ended December 31, 2015, 2016 and 2017.

	2015
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income (loss)	~~W~~	4,246,146	1,350,968	444,271	675,760	(32,274)	8,062	6,692,933
Net fees and commission income		689,122	433,441	266,529	32,232	194,530	5,125	1,620,979
Impairment losses on financial assets		(800,893)	(305,876)	(3,353)	(31,383)	(124,534)	1,986	(1,264,053)
General and administrative expenses		(2,779,864)	(830,355)	(479,567)	(204,975)	(244,929)	64,622	(4,475,068)
Other income (expense), net		294,633	319,758	34,080	(340,012)	174,140	(84,249)	398,350

Operating income		1,649,144	967,936	261,960	131,622	(33,067)	(4,454)	2,973,141
Equity method income (loss)		13,399	—	1,478	(277)	5,601	770	20,971
Income tax expense		363,928	209,916	62,668	32,356	28,519	(2,768)	694,619

Profit (loss) for the period	~~W~~	1,426,006	778,153	215,454	100,221	(59,454)	(14,422)	2,445,958

Controlling interest	~~W~~	1,425,672	778,153	215,454	100,221	(66,492)	(85,837)	2,367,171
Non-controlling interests		334	—	—	—	7,038	71,415	78,787

	2016
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income	~~W~~	4,605,046	1,484,697	390,761	704,489	13,028	7,345	7,205,366
Net fees and commission income		717,097	408,601	248,845	19,068	169,081	2,847	1,565,539
Impairment losses on financial assets		(746,126)	(347,179)	(8,035)	(9,559)	(85,009)	245	(1,195,663)
General and administrative expenses		(2,907,314)	(802,037)	(406,017)	(227,639)	(215,759)	50,191	(4,508,575)
Other income (expense), net		190,909	296,829	(82,480)	(326,251)	43,783	(80,815)	41,975

Operating income		1,859,612	1,040,911	143,074	160,108	(74,876)	(20,187)	3,108,642
Equity method income		8,615	—	(273)	(1,188)	4,277	(1,436)	9,995
Income tax expense		64,214	235,140	30,066	2,951	14,190	(1,008)	345,553

Profit (loss) for the period	~~W~~	1,866,811	806,313	115,440	150,556	(79,150)	(35,051)	2,824,919

Controlling interest	~~W~~	1,866,446	814,836	115,438	150,556	(79,151)	(93,347)	2,774,778
Non-controlling interests		365	(8,523)	2	—	1	58,296	50,141

	2017
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income	~~W~~	5,107,888	1,501,054	433,047	727,917	69,231	3,816	7,842,953
Net fees and commission income		816,795	359,408	297,718	53,271	180,510	3,252	1,710,954
Impairment losses on financial assets		(676,057)	(291,694)	(15,752)	(13,162)	(36,830)	18,596	(1,014,899)
General and administrative expenses		(3,149,436)	(831,927)	(444,935)	(222,650)	(234,649)	72,399	(4,811,198)
Other income (expense), net		(11,556)	567,234	(17,229)	(385,226)	53,815	(106,173)	100,865

Operating income		2,087,634	1,304,075	252,849	160,150	32,077	(8,110)	3,828,675
Equity method income (loss)		1,306	—	12,081	(910)	8,796	(880)	20,393
Income tax expense		418,409	285,853	63,472	41,441	32,805	6,153	848,133

Profit (loss) for the period	~~W~~	1,622,344	1,012,755	211,919	120,642	9,600	(29,136)	2,948,124

Controlling interest	~~W~~	1,622,103	1,027,823	211,907	120,642	9,600	(74,340)	2,917,735
Non-controlling interests		241	(15,068)	12	—	—	45,204	30,389

Information of net interest income of each operating segment
(c)	The following tables provide information of net interest income of each operating segment for the years ended December 31, 2015, 2016 and 2017.

	2015
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income from:
External customers	~~W~~	4,253,559	1,390,469	450,019	674,708	(75,822)	—	6,692,933
Internal transactions		(7,413)	(39,501)	(5,748)	1,052	43,548	8,062	—

	~~W~~	4,246,146	1,350,968	444,271	675,760	(32,274)	8,062	6,692,933

	2016
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income from:
External customers	~~W~~	4,610,536	1,507,748	392,973	704,188	(10,079)	—	7,205,366
Internal transactions		(5,490)	(23,051)	(2,212)	301	23,107	7,345	—

	~~W~~	4,605,046	1,484,697	390,761	704,489	13,028	7,345	7,205,366

	2017
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income from:
External customers	~~W~~	5,113,584	1,517,399	427,888	727,975	56,107	—	7,842,953
Internal transactions		(5,696)	(16,345)	5,159	(58)	13,124	3,816	—

	~~W~~	5,107,888	1,501,054	433,047	727,917	69,231	3,816	7,842,953

Information of net fees and commission income of each operating segment
(d)	The following tables provide information of net fees and commission income of each operating segment for the years ended December 31, 2015, 2016 and 2017.

	2015
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	730,799	460,314	274,833	40,638	114,395	—	1,620,979
Internal transactions		(41,677)	(26,873)	(8,304)	(8,406)	80,135	5,125	—

	~~W~~	689,122	433,441	266,529	32,232	194,530	5,125	1,620,979

	2016
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	744,464	427,592	255,999	26,769	110,715	—	1,565,539
Internal transactions		(27,367)	(18,991)	(7,154)	(7,701)	58,366	2,847	—

	~~W~~	717,097	408,601	248,845	19,068	169,081	2,847	1,565,539

	2017
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	844,349	384,356	306,407	60,555	115,287	—	1,710,954
Internal transactions		(27,554)	(24,948)	(8,689)	(7,284)	65,223	3,252	—

	~~W~~	816,795	359,408	297,718	53,271	180,510	3,252	1,710,954

Information of income from external consumers by geographical area

The following table provides information of income from external consumers by geographical area for the years ended December 31, 2015, 2016 and 2017.

	2015		2016	2017
Domestic	~~W~~	2,727,862	2,876,073	3,503,429
Overseas		245,279	232,569	325,246

	~~W~~	2,973,141	3,108,642	3,828,675

Information of non-current assets by geographical area

The following table provides information of non-current assets by geographical area as of December 31, 2016 and 2017.

	2016		2017
Domestic	~~W~~	7,568,195	7,513,736
Overseas		157,105	198,308

	~~W~~	7,725,300	7,712,044